Debt (Tables)	6 Months Ended
Jun. 30, 2025
Debt [Abstract]
Debt
Details of the Company’s credit facilities are discussed in Note 7 of the Company’s annual financial statements for the year ended December 31, 2024 and changes in the six months ended June 30, 2025 are discussed below.

Bank / Vessel(s)
	December 31, 2024	June 30, 2025
Total long term debt:
2nd AVIC Facility (M/T Eco West Coast)	38,617	37,517
Huarong Facility (M/T Eco Malibu)	38,800	37,700
2nd CMBFL Facility (M/T Eco Marina Del Ray)	27,000	26,000
1st CMBFL Facility (M/T Julius Caesar and M/T Legio X Equestris)	120,764	117,822
1st AVIC Facility (M/T Eco Oceano Ca)	40,066	38,710
HSBC Facility (M/Y Para Bellvm)	-	13,874
Total long term debt	265,247	271,623
Less: Deferred finance fees	(5,989)	(5,731)
Total long term debt net of deferred finance fees	259,258	265,892

Presented:
Current portion of long-term debt	14,202	16,071
Long term debt	245,056	249,821

Total Debt net of deferred finance fees	259,258	265,892